Financial information by segment, Revenues and Further Adjusted EBITDA (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) Customer	Jun. 30, 2018 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	4
Revenue	$ 504,790	$ 513,113
Further Adjusted EBITDA	$ 406,398	$ 439,356
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	3
Revenue	$ 380,086	$ 392,213
Further Adjusted EBITDA	$ 301,395	$ 345,386
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 61,698	$ 61,437
Further Adjusted EBITDA	54,302	46,982
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	51,098	47,903
Further Adjusted EBITDA	43,585	40,300
Water [Member]
Financial information by segment [Abstract]
Revenue	11,908	11,560
Further Adjusted EBITDA	7,116	6,688
North America [Member]
Financial information by segment [Abstract]
Revenue	164,536	172,315
Further Adjusted EBITDA	147,162	154,659
South America [Member]
Financial information by segment [Abstract]
Revenue	69,090	59,881
Further Adjusted EBITDA	57,464	49,247
EMEA [Member]
Financial information by segment [Abstract]
Revenue	271,164	280,917
Further Adjusted EBITDA	$ 201,772	$ 235,450